Right of use assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Leases 1 [Abstract]
Disclosure of quantitative information about right-of-use assets [text block]
The following is the activity of the Right of use assets starting with the recognition of the assets on January 1, 2019 through December 31, 2019:

In thousands of U.S. Dollars	Vessels	Drydock (1)	Total
Cost
As of January 1, 2019	$48,466	$2,635	$51,101
Additions	657,391	16,327	673,718
As of December 31, 2019	705,857	18,962	724,819

Accumulated depreciation and impairment
As of January 1, 2019	—	—	—
Charge for the period	(25,374)	(1,542)	(26,916)
As of December 31, 2019	(25,374)	(1,542)	(26,916)

Net book value
As of December 31, 2019	$680,483	$17,420	$697,903

(1)
Drydock costs for Right of use vessels are depreciated over the shorter of the lease term or the period until the next scheduled drydock. On this basis, the drydock costs for these vessels is being depreciated separately. The costs related to the vessels at transition of $2.6 million were recorded as Other non-current assets as of December 31, 2018 and were reclassified to Right of use assets upon the adoption of IFRS 16 - Leases, on January 1, 2019. $16.3 million of notional drydock costs were allocated from the acquisition price of the vessels in the Trafigura Transaction.

The following table summarizes the payments made for the year ended December 31, 2019 relating to lease liabilities accounted for under IFRS 16 - Leases:

In thousands of U.S. dollars	As of December 31, 2019
Interest expense recognized in consolidated statements of income or loss	$11,354
Principal repayments recognized in consolidated cash flow statements	36,761
Net decrease in accrued interest expense	17
Net increase in prepaid interest expense	1,066
Total payments on lease liabilities under IFRS 16	$49,198

Lease and non lease components [Table Text Block]
The following table summarizes the lease and non-lease components of revenue from time charter-out and pool revenue during the twelve months ended December 31, 2019 and 2018. These figures are not readily quantifiable as the Company's contracts (with the Scorpio pools or under time charter-out arrangements) do not separate these components. The Company does not view its pool and time charter-out revenue as two separate streams of revenue. Nevertheless, we have estimated these amounts by reference to (i) third party, published time charter rates for the lease component, and (ii) an approximation of the fair market value of vessel operating expenses for the non-lease component.

	For the year ended December 31,
In thousands of U.S. dollars	2019	2018
Lease component of revenue from time charter-out and pool revenue	$428,781	$296.151
Non-lease component of revenue from time charter-out and pool revenue	265,656	281.648
	$694,437	$577.799

Terms of time chartered-out vessels [Table Text Block]
The following table summarizes the terms of our time chartered-out vessels that were in place during the years ended December 31, 2019 and 2018.

	Name	Year built	Type	Delivery Date to the Charterer	Charter Expiration	Rate ($/ day)
1	STI Pimlico	2014	Handymax	February-16	March-19	$18,000
2	STI Poplar	2014	Handymax	January-16	February-19	$18,000
3	STI Notting Hill	2015	MR	November-15	October-18	$20,500
4	STI Westminster	2015	MR	December-15	October-18	$20,500
5	STI Rose	2015	LR2	February-16	February-19	$28,000

Schedule of operating leases and future minimum lease payments
The following table depicts our time or bareboat chartered-in vessel commitments during the year ended December 31, 2019:

	Name	Year built	Vessel class	Charter type	Delivery (1)	Charter Expiration	Rate ($/ day)
	Active as of December 31, 2019
1	Silent	2007	Handymax	Bareboat	March-19	March-20	6,300	(2)
2	Single	2007	Handymax	Bareboat	March-19	March-20	6,300	(2)
3	Star I	2007	Handymax	Bareboat	March-19	March-20	6,300	(2)
4	Steel	2008	Handymax	Bareboat	March-19	March-21	6,300	(3)
5	Sky	2008	Handymax	Bareboat	March-19	March-21	6,300	(3)
6	Stone I	2008	Handymax	Bareboat	March-19	March-21	6,300	(3)
7	Style	2008	Handymax	Bareboat	March-19	March-21	6,300	(3)
8	STI Beryl	2013	MR	Bareboat	April-17	April-25	8,800	(4)
9	STI Le Rocher	2013	MR	Bareboat	April-17	April-25	8,800	(4)
10	STI Larvotto	2013	MR	Bareboat	April-17	April-25	8,800	(4)
	Time or bareboat charters that expired in 2019
1	Miss Benedetta	2012	MR	Time Charter	March-18	January-19	14,000

(1)	Represents delivery date or estimated delivery date.
(2)	In March 2019, we entered into a new bareboat charter-in agreement on a previously bareboat chartered-in vessel. The term of the agreement is for one year at a bareboat rate of $6,300 per day.
(3)	In March 2019, we entered into a new bareboat charter-in agreement on a previously bareboat chartered-in vessel. The term of the agreement is for two years at a bareboat rate of $6,300 per day.
(4)
In April 2017, we sold and leased back this vessel, on a bareboat basis, for a period of up to eight years for $8,800 per day. The sales price was $29.0 million, and we have the option to purchase this vessel beginning at the end of the fifth year of the agreement through the end of the eighth year of the agreement, at market-based prices. Additionally, a deposit of $4.35 million was retained by the buyer and will either be applied to the purchase price of the vessel if a purchase option is exercised, or refunded to us at the expiration of the agreement.

The undiscounted remaining future minimum lease payments under bareboat charter-in arrangements that are accounted as lease liabilities under IFRS 16 - Leases as of December 31, 2019 are $730.5 million. The obligations under these agreements will be repaid as follows:

As of
In thousands of U.S. dollars	December 31, 2019
Less than 1 year	$92,956
1 - 5 years	268,155
5+ years	369,374
Total	730,485
Discounting effect (1)	(160,511)
Lease liability	$569,974

(1)
Represents estimated interest payments using applicable implicit or imputed interest rates in each lease agreement. For leases with implicit rates which include a variable component tied to a benchmark, such as LIBOR, the payments were estimated by taking into consideration: (i) the margin on each lease and (ii) the forward interest rate curve calculated from interest swap rates, as published by a third party, as of December 31, 2019.

Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16 [text block]
The following table bridges operating lease commitments at December 31, 2018 to IFRS 16 lease liabilities at January 1, 2019

In thousands of U.S. dollars
Operating leases commitments disclosed at December 31, 2018	$65,439
Discounting effect relating to the lease liability recorded upon transition to IFRS 16	(10,120)
Less: leases with terms of less than 12 months at the date of transition to IFRS 16, which were recognized as charterhire expense during the twelve months ended December 31, 2019	(4,605)
IFRS 16 - lease liabilities recognized at January 1, 2019 (1)	$50,714

Schedule of operating leases by lessor
The future minimum payments due to us under these non-cancellable leases are set forth below. These minimum payments are shown net of address commissions, which are deducted upon payment.

	As of December 31,
In thousands of U.S. dollars	2019	2018
Less than 1 year	$—	$2,581
1 - 5 years	—	—
5+ years	—	—
Total	$—	$2,581